Document And Entity Information	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	AvidXchange Holdings, Inc.
Entity Central Index Key	0001858257
Entity Emerging Growth Company	false
Securities Act File Number	001-40898
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3391192
Entity Address, Address Line One	1210 AvidXchange Lane
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28206
City Area Code	800
Local Phone Number	560-9305
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	AVDX
Security Exchange Name	NASDAQ
Amendment Description	This Form 8-K/A is being filed for the sole purpose of updating a hyperlink. This amendment on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of AvidXchange Holdings, Inc. (which is referred to below as the “Company”) filed on August 2, 2023 (the “Original Report”). This Amendment updates the hyperlink to the Exhibit 99.1, Press release issued by AvidXchange Holdings, Inc. dated August 2, 2023, filed with the Original Report. The full text of the Original Report is repeated in this Amendment for convenience, but has not been modified from the text of the Original Report except solely to correct the hyperlink described above.The Company is filing this report in accordance with Items 2.02 and 9.01 of Form 8-K.